Note 17 - Deferred Income Tax and Social Contribution - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning balance	R$ (49.9)	R$ (61.5)
Full recognition of actuarial gains/(losses)	(3.5)	40.2
Investment hedge in foreign operations	34.5	(262.7)
Investment hedge - put option of a subsidiary interest	44.1	(31.8)
Cash flow hedge - gains/(losses)	(118.3)	(269.2)
Gains/(losses) on translation of other foreign operations	283.4	136.1
Recognized in other comprehensive income	240.2	(387.4)
Recognized in income statement	43.9	253.0	R$ 98.9
Changes directly in balance sheet	(641.3)	146.0
Recognized in deferred tax	(652.1)	35.4
Recognized in other group of balance sheet	10.8	110.6
Final balance	R$ (407.1)	R$ (49.9)	R$ (61.5)